Information about Geographic Areas and Major Customers	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Information about Geographic Areas and Major Customers

Note 17 —	Information About Geographic Areas and Major Customers
Products sold can be grouped into three primary categories of cereals: balanced, sweetened and unsweetened. Net sales by category are shown in the following table.

	Year Ended September 30,
	2011	2010	2009
Balanced	$560.4	$572.7	$609.0
Sweetened	249.2	240.2	266.6
Unsweetened	158.6	183.8	196.5
	$968.2	$996.7	$1,072.1
Post's external revenues were primarily generated by sales within the United States; foreign (primarily Canadian) sales were approximately 12% of total net sales. Sales are attributed to individual countries based on the address to which the product is shipped.
As of September 30, 2011, all of Post's long-lived assets were located in the United States except for property located in Canada with a net carrying value of approximately $54.2.
In the fiscal years ended September 30, 2011, 2010, and 2009, one customer accounted for $206.9, $209.4, and $223.9, respectively, or approximately 21% of total net sales.